Legal Actions (Details) $ in Millions		12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2025 USD ($) legal_action	Dec. 08, 2025 USD ($)	Nov. 13, 2025 USD ($)	Sep. 26, 2022 legal_action	Jun. 30, 2022 legal_action	Jul. 13, 2012 USD ($)
Legal Actions (Textual) [Abstract]
Loss contingency, inestimable loss [true false]		false
Liability for contingent litigation losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued		$ 1,700.0
Company 401 (K) Plan Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action					1
Loss Contingency, Estimate of Possible Loss			$ 84.0
Hiring Practices Matters [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action						1
Loss Contingency, Estimate of Possible Loss				$ 85.0
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss							$ 6,600.0
Litigation Settlement, Expense	$ 6,200.0
Litigation Settlement, Funds Remaining from 2012	5,300.0
Litigation Settlement, Additional Funding	900.0
Litigation Settlement, Additional Funding Allocated to WFC	$ 94.5
Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action		3